Cover	Sep. 11, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2020
Entity File Number	001-06659
Entity Registrant Name	Essential Utilities, Inc.
Entity Central Index Key	0000078128
Entity Tax Identification Number	23-1702594
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	762 West Lancaster Avenue
Entity Address, City or Town	Bryn Mawr
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19010-3489
City Area Code	(610)
Local Phone Number	527-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common stock, $.50 par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock, $.50 par value
Trading Symbol	WTRG
Security Exchange Name	NYSE
6.00% Tangible Equity Units
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.00% Tangible Equity Units
Trading Symbol	WTRU
Security Exchange Name	NYSE